9. Commitments, Contingencies and Concentrations	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
9. Commitments, Contingencies and Concentrations

Except for as follows the Company does not have any commitments, contingencies or concentrations:

In May 2017, the Company lost a civil suit whereby the court awarded the plaintiff a default judgment of $112,968. See Note 7. The Company has accrued $114,408 for this judgement as of December 31, 2018 and March 31, 2018. There were no legal fees incurred with respect to this default judgement.